Acquisitions and Investments - Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Current assets, net of cash acquired			$ 351
Property, plant and equipment			443
Intangible assets			273
Goodwill	1,903	1,000	377
Other assets			73
Total assets acquired	3,329	3,672	1,517
Current liabilities			234
Other liabilities			229
Total liabilities	932	792	479
Cash consideration, net of cash acquired			1,038
Long-term debt			16
All Other Acquisitions [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired	428	1,441	106
Property, plant and equipment	250	248	41
Intangible assets	894	981	131
Goodwill	1,590	1,000	178
Other assets	49	2	14
Total assets acquired	3,211	3,672	470
Current liabilities	186	585	80
Deferred taxes	524
Other liabilities	123	206	56
Total liabilities	833	792	136
Cash consideration, net of cash acquired	2,378	2,880	334
Long-term debt		$ 1